Equity - issued capital, Issued Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Number of shares issued [abstract]
Ordinary shares - fully paid (in shares)	2,355,672,516	2,325,614,708	2,098,818,267
Ordinary shares - fully paid	$ 286,857	$ 281,671	$ 255,364